UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 09/30/2011

Item 1	–	Report to Stockholders

September 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Bond Allocation Target Shares

▶	Series C Portfolio
▶	Series M Portfolio
▶	Series S Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Dear Shareholder

Investors have faced one of the most volatile periods in trading history in recent months. Financial markets across the world weathered a storm of whipsaw movements of panic selling and short-lived rebounds of hope as the European debt crisis and concerns about slowing global economic growth dominated headlines and sentiment. Although markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

This shareholder report reflects your fund’s reporting period ended September 30, 2011. The following market review is intended to provide you with additional perspective on the performance of your investments during that period.

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic in advance of the second round of quantitative easing from the US Federal Reserve (the “Fed”). Stock markets rallied despite the ongoing sovereign debt crisis in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Equities generally performed well early in the year, however, as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Inflationary pressures had intensified in emerging economies, many of which were overheating, and the European debt crisis had continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt, rekindling fears about the broader debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. The downgrade of the US government’s credit rating on August 5 sent financial markets into turmoil. Extreme levels of volatility persisted as investors witnessed financial problems intensify in Italy and Spain and the debt crisis spread to core European nations, France and Germany. Toward the end of the reporting period, economic data out of the United States and Europe grew increasingly bleak. Further compounding concerns about the world economy were indications that growth was slowing in emerging-market nations, including China, a key driver for global growth.

Overall, equities broadly declined while lower-risk investments including US Treasuries, municipal securities and investment grade corporate bonds posted gains for the 6- and 12-month periods ended September 30, 2011. High yield debt posted losses for the 6-month period, but remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine and its quarterly companion newsletter, Shareholder Perspectives.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2011

	6- month	12-month
US large cap equities (S&P 500® Index)	(13.78)%	1.14%
US small cap equities (Russell 2000® Index)	(23.12)	(3.53)
International equities (MSCI Europe, Australasia, Far East Index)	(17.74)	(9.36)
Emerging market equities (MSCI Emerging Markets Index)	(23.45)	(16.15)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.14
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	16.14	9.28
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.20	5.26
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	7.85	3.88
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(5.12)	1.75

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2011	Series C Portfolio

Investment Objective

Series C Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

The Fund posted a positive return, however it underperformed its benchmark, the Barclays Capital US Credit Index, for the six-month period ended September 30, 2011. Because shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients, comparisons of the Fund’s performance to its benchmark will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

Fund performance for the reporting period was negatively impacted by its shorter duration (lower sensitivity to interest rate movements) compared to the benchmark index. In addition, the Fund’s overweight in the financials sector negatively impacted relative performance for the period.

•	The Fund’s modest allocation to US Treasury securities, which are not included in the benchmark index, benefited performance as interest rates fell during the period.

•

The Fund uses interest rate derivative instruments, which may include futures contracts, options, swaps and swaptions, mainly for the purpose of managing risks relating to portfolio duration and yield curve positioning. The Fund may also use credit default swaps against individual names or broad indices to manage credit risk in the portfolio. Credit default swaps against indices help to manage market risk as well. During the period, the use of derivatives had an overall positive impact on Fund returns.

Describe recent portfolio activity.

•	During the period, management tactically managed the Fund’s investment grade corporate credit allocation by reducing exposure to the financials sector while adding exposure to the utility sector.

Describe Fund positioning at period end.

•

At period end, the Fund was positioned with a slightly short duration relative to the Barclays Capital US Credit Index. The Fund had an underweight in corporate credit in favor of an out-of-index allocation to US Treasuries. Within investment grade credit, the Fund held an overweight in the financials sector and an underweight in foreign government securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Corporate Bonds	88%
Taxable Municipal Bonds	3
Preferred Securities	2
U.S. Treasury Obligations	2
Foreign Government Obligations	2
Foreign Agency Obligations	2
U.S. Government Sponsored Agency Securities	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	3%
AA/Aa	20
A	38
BBB/Baa	38
BB/Ba	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

4	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Series C Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade fixed income securities, such as corporate bonds, notes and debentures, asset-backed securities, commercial and residential mortgage-backed securities, obligations of non-US governments and supranational organizations that are chartered to promote economic development, collateralized mortgage obligations, US Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements and reverse repurchase agreements.

[2]	An unmanaged index that includes publicly issued US corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2011

		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	Since Inception[5]
Series C Portfolio	4.86%	4.60%	6.65%	5.72%
Barclays Capital US Credit Index	5.60	4.56	6.72	5.66

[4]	See “About Fund Performance” on page 10 for a detailed description of performance related information.
[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[6]	Ending Account Value September 30, 2011	Expenses Paid During the Period[7]
Series C Portfolio	$1,000.00	$1,048.60	$0.05	$0.00	$1,000.00	$1,024.95	$0.05	$1,025.00	$0.00

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.01%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[7]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	5

Fund Summary as of September 30, 2011	Series M Portfolio

Investment Objective

Series M Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

The Fund outperformed its benchmark, the Barclays Capital MBS Index, for the six-month period ended September 30, 2011. Because shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients, comparisons of the Fund’s performance to its benchmark will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The largest contributor to performance was the Fund’s exposure to US Treasury securities, which are not represented in the benchmark index. US Treasuries posted strong gains during the period as investors sought safer investments in an increasingly volatile marketplace. The Fed’s announcement that it would employ additional monetary policy actions also supported Treasury prices. The Fund’s longer duration (higher sensitivity to interest rate movements) relative to its benchmark index also had a positive impact on returns as interest rates fell during the period.

•

Out-of-index exposure to commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) detracted from performance as spread sectors (securities with yield and credit risk that generally exceed that of comparable-maturity US Treasuries) came under pressure during the period as a result of the weakening global economy and the European sovereign debt crisis.

•

The Fund uses interest rate derivative instruments, which may include futures contracts, options, swaps and swaptions, mainly for the purpose of managing risks relating to portfolio duration and yield curve positioning. During the period, the use of derivatives had an overall positive impact on Fund returns.

Describe recent portfolio activity.

•

In the government-related space, management increased overall exposure to US Treasuries and maintained the Fund’s allocation to agency mortgage-backed securities (“MBS”). However, within the agency MBS space specifically, management tactically traded the Fund’s exposure across the coupon stack (the range of available coupon rates) with a focus on lower- and middle-coupon issues as they are less vulnerable to prepayment risk. In the non-government space, management slightly reduced the Fund’s CMBS allocation, increased exposure to ABS and continued to manage risk in the portfolio. In addition, management tactically traded the Fund’s portfolio duration (sensitivity to interest rates) during the period. The Fund held cash committed for pending transactions. The cash balance did not have a material impact on performance.

Describe Fund positioning at period end.

•

The Fund ended the period with the majority of its exposure in US Treasury and agency MBS securities, which offer attractive carry (income). The agency MBS sector received support from the Fed’s announcements that it would maintain low short-term rates and reinvest future paydowns in its mortgage portfolio. Despite this support, widespread uncertainty stemming from the European sovereign debt crisis, a slowing global economic backdrop and concerns about policy intervention in the housing market remain headwinds for the sector. In non-government spread sectors, the Fund held out-of-index exposures to CMBS and student loan ABS given their attractive carry. The Fund ended the period with a long duration as compared to the benchmark Barclays Capital MBS Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	42%
U.S. Treasury Obligations	29
Non-Agency Mortgage-Backed Securities	21
Asset-Backed Securities	8

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	96%
AA/Aa	1
A	3

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

6	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Series M Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, US Treasury and agency securities, cash equivalent instruments, when-issued and delayed delivery securities, derivatives and dollar rolls.

[2]	An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet the maturity and liquidity criteria.
[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2011

		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	Since Inception[5]
Series M Portfolio	11.84%	8.50%	6.33%	5.50%
Barclays Capital MBS Index	4.69	5.56	6.69	5.84

[4]	See “About Fund Performance” on page 10 for a detailed description of performance related information.
[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[6]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[6]	Annualized Expense Ratio
Series M Portfolio	$1,000.00	$1,118.40	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	7

Fund Summary as of September 30, 2011	Series S Portfolio

Investment Objective

Series S Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

The Fund posted a positive return, however it underperformed its benchmark, the BofA Merrill Lynch 1-3 Year Treasury Index, for the six-month period ended September 30, 2011. Because shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients, comparisons of the Fund’s performance to its benchmark will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

Detracting from the Fund’s performance versus the BofA Merrill Lynch 1-3 Year Treasury Index was its sizable allocation outside of the benchmark index to investment grade corporate credit, which underperformed US Treasuries. Relative performance was also negatively affected by the Fund’s out-of-index exposure to high yield corporate credit, which came under pressure during the period.

•

Conversely, the Fund’s longer duration (higher sensitivity to interest rate movements) compared to the benchmark index contributed to performance as US Treasuries rallied during the period. This rally was driven by continued weakening of economic data and increasing risks surrounding European sovereign debt. In addition, the Fund benefited from its yield-curve-flattening bias.

•

The Fund uses interest rate derivative instruments, which may include futures contracts, options, swaps and swaptions, mainly for the purpose of managing risks relating to portfolio duration and yield curve positioning. The Fund may also use credit default swaps against individual names or broad indices to manage credit risk in the portfolio. Credit default swaps against indices help to manage market risk as well. During the period, the use of derivatives had an overall negative impact on Fund returns.

Describe recent portfolio activity.

•

During the period, management increased the Fund’s duration exposure as accommodative monetary policy measures pushed interest rates dramatically lower. In addition, management reduced Fund exposure to spread sectors (securities with yield and credit risk that generally exceed that of comparable-maturity US Treasuries), including investment grade credit, high yield credit and CMBS, in favor of US Treasuries.

Describe Fund positioning at period end.

•

In addition to a core allocation to investment grade credit, which comprises 42% of the Fund at period end, the Fund also holds CMBS, ABS, agency MBS and non-agency residential MBS. The Fund ended the period with a longer portfolio duration versus the BofA Merrill Lynch 1-3 Year Treasury Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Corporate Bonds	42%
U.S. Government Sponsored Agency Securities	17
Asset-Backed Securities	14
Non-Agency Mortgage-Backed Securities	14
U.S. Treasury Obligations	7
Foreign Agency Obligations	5
Taxable Municipal Bonds	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	54%
AA/Aa	7
A	16
BBB/Baa	22
BB/Ba	1

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]	Includes US Government Sponsored Agency Securities and US Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

8	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Series S Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade fixed income securities, such as commercial and residential mortgage-backed securities, obligations of non-US governments and supra-national organizations that are chartered to promote economic development, obligations of domestic and non-US corporations, asset-backed securities, US Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

[2]	An unmanaged index comprised of Treasury securities with maturities from 1 to 2.99 years.
[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2011

		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	Since Inception[5]
Series S Portfolio	1.25%	1.97%	4.98%	4.49%
BofA Merrill Lynch 1-3 Year Treasury Index	1.32	1.20	3.84	3.41

[4]	See “About Fund Performance” on page 10 for a detailed description of performance related information.
[5]	The Fund commenced operations on October 1, 2004.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[8]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[6]	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[6]	Ending Account Value September 30, 2011	Expenses Paid During the Period[7]
Series S Portfolio	$1,000.00	$1,012.50	$0.20	$0.00	$1,000.00	$1,024.80	$0.20	$1,025.00	$0.00

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[7]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	9

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Fund. The Funds’ returns would have been lower if there were no such waivers and reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions and (b) operating expenses, including administration fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2011 and held through September 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance their yields and NAVs. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage by entering into reverse repurchase agreements and treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained through leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on the Funds performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Fund’s NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, options and swaps as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	11

Schedule of Investments September 30, 2011 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense – 0.8%
Lockheed Martin Corp., 6.15%, 9/01/36	$345	$417,951
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,386,432
United Technologies Corp., 6.05%, 6/01/36	450	570,561

		2,374,944

Airlines – 0.4%
American Airlines Pass-Through Trust, 5.25%, 7/31/21	339	308,943
Continental Airlines 2010-1
Class A Pass-Through Trust, 4.75%, 1/12/21	1,000	960,000

		1,268,943

Beverages – 0.9%
Diageo Finance BV, 5.50%, 4/01/13	2,300	2,454,917
PepsiCo, Inc., 7.90%, 11/01/18	268	356,596

		2,811,513

Biotechnology – 0.2%
Amgen, Inc., 2.30%, 6/15/16	550	563,121

Capital Markets – 4.5%
Ameriprise Financial, Inc., 5.30%, 3/15/20	325	359,234
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,662,655
6.25%, 9/01/17	1,500	1,562,263
6.15%, 4/01/18	525	544,045
5.25%, 7/27/21	305	300,887
6.25%, 2/01/41	725	705,003
Morgan Stanley:
5.63%, 1/09/12	1,675	1,689,820
6.25%, 8/28/17	885	873,892
7.30%, 5/13/19	1,625	1,674,603
5.63%, 9/23/19	400	375,228
5.50%, 7/28/21	640	592,804
UBS AG:
2.25%, 1/28/14	1,126	1,097,245
5.88%, 12/20/17	665	684,306

		14,121,985

Commercial Banks – 8.9%
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,550,427
Barclays Bank Plc, 5.14%, 10/14/20	1,500	1,216,403
BNP Paribas SA, 3.60%, 2/23/16	1,250	1,230,137
HSBC Bank USA, N.A., 4.63%, 4/01/14	5,500	5,631,989
HSBC Holdings Plc:
5.10%, 4/05/21	1,050	1,081,238
6.80%, 6/01/38	680	679,917
ING Bank NV:
2.38%, 6/09/14 (a)	850	824,300
3.00%, 9/01/15 (a)	1,625	1,582,337
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (a)	500	444,200
Macquarie Bank Ltd., 6.63%, 4/07/21 (a)	1,110	1,042,803
Nordea Bank AB, 2.13%, 1/14/14 (a)	1,100	1,091,685
Royal Bank of Scotland Group Plc, 5.00%, 11/12/13	3,000	2,839,800
Standard Chartered Plc, 5.50%, 11/18/14 (a)	2,200	2,390,890
SunTrust Banks, Inc., 3.60%, 4/15/16	575	582,969
Wells Fargo & Co.:
4.38%, 1/31/13 (b)	5,015	5,203,649
3.68%, 6/15/16	300	312,188

		27,704,932

Commercial Services & Supplies – 0.8%
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)	1,575	1,515,323
Xylem, Inc., 3.55%, 9/20/16 (a)	870	872,575

		2,387,898

Communications Equipment – 0.2%
Juniper Networks, Inc., 4.60%, 3/15/21	600	617,218

Consumer Finance – 1.0%
Capital One Financial Corp., 2.13%, 7/15/14	1,475	1,460,302
Discover Bank, 8.70%, 11/18/19	650	742,655
SLM Corp., 6.25%, 1/25/16	1,055	1,035,518

		3,238,475

Diversified Financial Services – 10.8%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	1,000	979,721
Bank of America Corp.:
6.50%, 8/01/16	3,330	3,306,843
5.75%, 12/01/17	2,080	1,950,749
5.00%, 5/13/21	325	289,950
BP Capital Markets Plc, 3.13%, 10/01/15	2,875	2,970,680
Citigroup, Inc.:
5.50%, 10/15/14	4,050	4,207,747
4.75%, 5/19/15	785	804,423
5.30%, 1/07/16	1,000	1,039,310
CME Group Index Services LLC, 4.40%, 3/15/18 (a)	1,700	1,837,668
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)	1,450	1,629,799
General Electric Capital Corp.:
2.80%, 1/08/13	2,100	2,136,149
6.75%, 3/15/32	1,075	1,227,189
6.15%, 8/07/37	715	764,226
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14 (a)	750	748,583
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	825	823,969
JPMorgan Chase & Co.:
3.15%, 7/05/16	1,675	1,664,123
6.00%, 1/15/18	2,150	2,394,309
6.40%, 5/15/38	770	877,998
JPMorgan Chase Bank, N.A., 6.00%, 7/05/17	1,427	1,538,165

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO	General Obligation Bonds	RB	Revenue Bonds
	LIBOR	London InterBank Offered Rate	USD	US Dollar
	NR	Not Rated

See Notes to Financial Statements.

12	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	$1,350	$1,214,912
7.75%, 5/14/38	500	464,579
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	665	687,581

		33,558,673

Diversified Telecommunication Services – 4.4%
AT&T Inc., 6.50%, 9/01/37	890	1,039,479
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (a)	950	945,124
France Telecom SA, 4.13%, 9/14/21	575	571,604
Qwest Corp., 8.38%, 5/01/16	2,000	2,195,000
Telecom Italia Capital SA, 5.25%, 11/15/13	1,360	1,329,366
Telefonica Emisiones SAU, 7.05%, 6/20/36	1,075	1,074,215
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (a)	1,375	1,350,132
Verizon Communications, Inc.:
1.95%, 3/28/14	3,025	3,096,133
6.25%, 4/01/37	850	1,018,796
Verizon Global Funding Corp., 7.75%, 12/01/30	750	1,030,881

		13,650,730

Electric Utilities – 5.5%
Carolina Power & Light Co., 6.30%, 4/01/38	750	993,011
The Cleveland Electric Illuminating Co., 5.65%, 12/15/13	450	488,075
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	529,243
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,774,159
E.ON International Finance BV, 5.80%, 4/30/18 (a)	1,100	1,261,565
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,372,858
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,963,396
Kentucky Utilities Co., 5.13%, 11/01/40	1,050	1,241,794
Kiowa Power Partners LLC, 4.81%, 12/30/13 (a)	8	7,583
Louisville Gas & Electric Co., 1.63%, 11/15/15	299	298,135
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,511,643
5.75%, 4/01/18	1,475	1,700,532
Ohio Edison Co., 6.40%, 7/15/16	190	219,020
PacifiCorp, 6.00%, 1/15/39	450	567,882
Progress Energy, Inc., 4.88%, 12/01/19	1,075	1,196,944
Southern California Edison Co., 5.35%, 7/15/35	825	980,645

		17,106,485

Energy Equipment & Services – 1.1%
Ensco Plc, 3.25%, 3/15/16	1,600	1,624,646
Halliburton Co., 7.45%, 9/15/39	800	1,143,484
Transocean, Inc., 6.00%, 3/15/18	600	638,870

		3,407,000

Food & Staples Retailing – 2.1%
CVS Caremark Corp., 5.75%, 6/01/17	1,700	1,951,165
Tesco Plc, 5.50%, 11/15/17 (a)	1,840	2,145,534
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	774,571
6.50%, 8/15/37	1,060	1,405,666
6.20%, 4/15/38	230	296,578

		6,573,514

Food Products – 1.2%
Kraft Foods, Inc.:
6.50%, 8/11/17	2,640	3,132,571
6.50%, 11/01/31	375	470,555
6.88%, 2/01/38	85	107,152

		3,710,278

Gas Utilities – 0.4%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,080,256

Health Care Equipment & Supplies – 1.1%
CareFusion Corp., 6.38%, 8/01/19	695	831,285
Covidien International Finance SA, 6.00%, 10/15/17	2,300	2,731,130

		3,562,415

Health Care Providers & Services – 0.4%
Coventry Health Care, Inc., 5.45%, 6/15/21	850	917,803
WellPoint, Inc., 6.38%, 6/15/37	375	455,307

		1,373,110

Independent Power Producers & Energy Traders – 0.6%
Constellation Energy Group, Inc., 7.60%, 4/01/32	900	1,092,737
Ipalco Enterprises, Inc., 5.00%, 5/01/18 (a)	925	846,375

		1,939,112

Industrial Conglomerates – 0.3%
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (a)	1,000	1,041,057

Insurance – 6.9%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	632,487
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	832,123
American International Group, Inc.:
4.88%, 9/15/16	500	479,349
6.40%, 12/15/20	960	978,038
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)	1,100	1,047,160
Genworth Financial, Inc.:
6.52%, 5/22/18	200	175,663
7.63%, 9/24/21	550	474,004
International Lease Finance Corp., 6.38%, 3/25/13	750	729,375
Manulife Financial Corp., 4.90%, 9/17/20	750	790,073
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (a)	1,200	1,806,908
MetLife, Inc., 5.38%, 12/15/12	3,400	3,561,371
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (a)	2,550	2,676,526
Pacific Life Insurance Co., 9.25%, 6/15/39 (a)	1,230	1,651,720
Pricoa Global Funding I, 5.40%, 10/18/12 (a)(b)	2,125	2,213,572
Prudential Financial, Inc.:
5.70%, 12/14/36	1,375	1,333,769
8.88%, 6/15/38 (c)	850	916,938
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	1,050	1,286,710

		21,585,786

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.:
4.45%, 9/14/12	850	874,059
5.00%, 7/15/20	875	944,023
Life Technologies Corp., 3.50%, 1/15/16	1,295	1,318,267

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	13

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Life Sciences Tools & Services (concluded)
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	$434	$482,184

		3,618,533

Machinery – 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	220	237,447
Siemens Financieringsmat, 5.50%, 2/16/12 (a)	100	101,436

		338,883

Media – 10.6%
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	3,000	3,296,130
Comcast Corp.:
5.90%, 3/15/16	955	1,092,581
6.50%, 11/15/35	1,375	1,585,651
6.55%, 7/01/39	925	1,074,000
COX Communications, Inc.:
7.13%, 10/01/12	2,250	2,383,400
4.63%, 6/01/13	5,000	5,257,495
8.38%, 3/01/39 (a)	625	860,911
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16	1,950	2,012,059
6.38%, 3/01/41	699	782,085
Discovery Communications LLC:
3.70%, 6/01/15	1,175	1,236,641
6.35%, 6/01/40	205	240,590
Grupo Televisa SA, 6.63%, 1/15/40	900	949,500
NBCUniversal Media LLC:
2.88%, 4/01/16	587	597,593
5.95%, 4/01/41	475	528,429
News America, Inc.:
7.28%, 6/30/28	1,075	1,251,414
6.40%, 12/15/35	1,025	1,109,951
TCM Sub LLC, 3.55%, 1/15/15 (a)	1,750	1,861,519
Thomson Reuters Corp., 5.95%, 7/15/13	2,300	2,485,007
Time Warner Cable, Inc.:
5.85%, 5/01/17	2,000	2,222,324
8.25%, 4/01/19	1,120	1,402,492
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	820	871,250

		33,101,022

Metals & Mining – 2.7%
Alcoa, Inc., 5.40%, 4/15/21	1,665	1,613,428
Barrick Gold Corp., 2.90%, 5/30/16	750	759,852
Barrick North America Finance LLC, 5.70%, 5/30/41	950	1,021,339
Cliffs Natural Resources, Inc., 4.80%, 10/01/20	1,200	1,167,719
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	800	858,000
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	1,025	1,355,307
Southern Copper Corp., 6.75%, 4/16/40	750	736,875
Teck Resources Ltd., 10.25%, 5/15/16	850	999,260

		8,511,780

Multi-Utilities – 2.5%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	999,731
Northern States Power Co., 6.20%, 7/01/37	725	965,638
Sempra Energy, 6.50%, 6/01/16	975	1,140,771
Virginia Electric & Power Co.:
5.40%, 1/15/16	3,000	3,449,604
6.00%, 1/15/36	900	1,129,081

		7,684,825

Oil, Gas & Consumable Fuels – 5.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	1,972	2,156,972
6.38%, 9/15/17	200	224,365
Canadian Natural Resources Ltd., 5.70%, 5/15/17	1,645	1,878,402
Cenovus Energy, Inc., 6.75%, 11/15/39	355	437,017
DCP Midstream LLC:
5.35%, 3/15/20 (a)	750	790,154
4.75%, 9/30/21 (a)	650	645,993
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	900	901,575
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	522,108
5.25%, 1/31/20	900	989,053
6.45%, 9/01/40	800	905,536
5.70%, 2/15/42	40	42,088
EOG Resources, Inc., 2.50%, 2/01/16	1,000	1,020,674
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,400	1,664,036
Marathon Petroleum Corp., 6.50%, 3/01/41 (a)	422	455,257
Newfield Exploration Co., 5.75%, 1/30/22	575	568,531
Schlumberger Norge AS, 4.20%, 1/15/21 (a)	975	1,046,373
Shell International Finance BV:
3.10%, 6/28/15	50	53,082
6.38%, 12/15/38	800	1,090,110
Valero Energy Corp., 6.63%, 6/15/37	426	457,683
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,028,372
The Williams Cos., Inc., 8.75%, 3/15/32	250	326,797
Williams Partners LP:
5.25%, 3/15/20	800	860,477
6.30%, 4/15/40	225	249,022

		18,313,677

Paper & Forest Products – 1.0%
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	900	1,046,875
International Paper Co., 7.95%, 6/15/18	1,150	1,328,282
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	575	581,254

		2,956,411

Pharmaceuticals – 4.3%
Allergan, Inc., 5.75%, 4/01/16	550	636,897
Merck & Co, Inc., 6.55%, 9/15/37	625	878,266
Roche Holding, Inc., 6.00%, 3/01/19 (a)	1,200	1,466,140
Sanofi-Aventis SA:
2.63%, 3/29/16	430	444,875
4.00%, 3/29/21	445	482,715
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	2,400	2,745,888
6.15%, 2/01/36	1,000	1,242,365
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,025	1,109,535

See Notes to Financial Statements.

14	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Wyeth:
5.50%, 2/15/16	$1,110	$1,277,062
5.45%, 4/01/17	1,500	1,751,772
5.95%, 4/01/37	1,175	1,497,031

		13,532,546

Real Estate Investment Trusts (REITs) – 1.3%
AvalonBay Communities, Inc., 6.13%, 11/01/12	53	55,357
Developers Diversified Realty Corp.:
4.75%, 4/15/18	280	255,401
7.88%, 9/01/20	350	370,768
HCP, Inc.:
3.75%, 2/01/16	525	518,831
5.38%, 2/01/21	725	727,419
Plum Creek Timberlands LP, 4.70%, 3/15/21	875	886,439
ProLogis LP, 6.25%, 3/15/17	525	549,361
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	845	811,516

		4,175,092

Road & Rail – 1.2%
Asciano Finance Ltd., 5.00%, 4/07/18 (a)	600	613,487
Burlington Northern Santa Fe LLC:
5.65%, 5/01/17	425	491,399
5.75%, 5/01/40	500	588,224
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,428,890
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	627,045

		3,749,045

Software – 1.0%
Oracle Corp.:
5.25%, 1/15/16 (b)	2,100	2,412,083
5.38%, 7/15/40 (a)	475	550,999

		2,963,082

Specialty Retail – 0.3%
Best Buy Co., Inc., 5.50%, 3/15/21	350	318,018
The Home Depot, Inc., 5.88%, 12/16/36	600	698,515

		1,016,533

Tobacco – 1.2%
Altria Group, Inc.:
9.25%, 8/06/19	80	104,864
10.20%, 2/06/39	643	931,988
Lorillard Tobacco Co., 3.50%, 8/04/16	1,100	1,101,516
Philip Morris International, Inc., 5.65%, 5/16/18	1,385	1,636,617

		3,774,985

Wireless Telecommunication Services – 3.4%
Alltel Corp., 7.88%, 7/01/32	470	670,267
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,351,563
2.38%, 9/08/16	640	618,880
American Tower Corp., 4.63%, 4/01/15	2,500	2,650,813
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	305	406,425
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,504,491
Vodafone Group Plc, 5.75%, 3/15/16	2,000	2,281,000

		10,483,439

Total Corporate Bonds – 89.2%		277,897,298

Foreign Agency Obligations
CDP Financial, Inc., 4.40%, 11/25/19 (a)	1,700	1,854,263
Nakilat, Inc., 6.07%, 12/31/33 (a)	25	27,000
Petrobras International Finance Co.:
3.88%, 1/27/16	700	694,400
5.88%, 3/01/18	2,350	2,447,219
7.88%, 3/15/19	450	522,000
6.88%, 1/20/40	845	891,475

Total Foreign Agency Obligations – 2.1%		6,436,357

Foreign Government Obligations
Colombia – 0.3%
Republic of Colombia, 4.38%, 7/12/21	825	841,500

Mexico – 1.0%
United Mexican States:
5.88%, 2/17/14	1,775	1,920,550
5.95%, 3/19/19	1,100	1,248,500

		3,169,050

Peru – 0.1%
Republic of Peru, 5.63%, 11/18/50	400	400,000

United Arab Emirates – 0.7%
Abu Dhabi Government International Bonds, 6.75%, 4/08/19 (a)	1,750	2,100,000

Total Foreign Government Obligations – 2.1%		6,510,550

Preferred Securities
Capital Trusts
Capital Markets – 0.7%
Credit Suisse AG/Guernsey, 5.86% (c)(d)	2,000	1,570,000
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(e)(f)	4,070	407
State Street Capital Trust IV, 1.35%, 6/01/37 (c)	1,075	736,582

		2,306,989

Commercial Banks – 0.1%
Wachovia Capital Trust III, 5.57% (c)(d)	225	184,500

Consumer Finance – 0.5%
Capital One Capital V, 10.25%, 8/15/39	1,400	1,421,000

Diversified Financial Services – 0.6%
JPMorgan Chase Capital XXII, 6.45%, 2/02/37	200	199,237
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	1,225	1,229,411
ZFS Finance USA Trust V, 6.50%, 5/09/37 (a)(c)	500	432,500

		1,861,148

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	15

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)	Value
Insurance – 0.6%
Lincoln National Corp., 7.00%, 5/17/66 (c)	$875	$752,500
New York Life Insurance Co., 6.75%, 11/15/39 (a)	925	1,143,496

		1,895,996

Total Preferred Securities – 2.5%		7,669,633

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,208,040
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	2,000	2,579,760
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	2,325	3,289,782
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,303,080
State of Illinois GO, 4.42%, 1/01/15	1,100	1,149,445

Total Taxable Municipal Bonds – 3.0%		9,530,107

U.S. Government Sponsored Agency Securities
Agency Obligations – 0.5%
Fannie Mae, 3.44%, 10/09/19 (b)(g)	2,250	1,710,781

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.38%, 11/15/39-5/15/41	1,000	1,288,753
3.88%, 8/15/40 (b)	2,475	2,940,609
U.S. Treasury Notes, 2.13%, 8/15/21	2,555	2,600,121

Total U.S. Treasury Obligations – 2.2%		6,829,483

Total Long-Term Investments (Cost – $299,744,228) – 101.6%		316,584,209

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (h)	2,446,250	2,446,250

Total Short-Term Securities (Cost – $2,446,250) – 0.8%		2,446,250

Options Purchased	Contracts
Exchange-Traded Put Options Purchased – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 99.25, Expires 3/16/12	149	35,388

	Notional Amount (000)
Over-the-Counter Call Swaptions Purchased – 0.0%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	$8,200	181,089
Over-the-Counter Put Swaptions Purchased – 0.0%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	8,200	773
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	3,900	71

		844

Total Options Purchased (Cost – $174,612) – 0.0%		217,321

Total Investments Before Options Written (Cost – $302,365,090*) – 102.4%		319,247,780

Options Written	Contracts
Exchange-Traded Call Options Written – (0.0)%
Ultra Treasury Bonds, Strike Price USD 162, Expires 10/21/11	5	(11,250)

Exchange-Traded Put Options Written – (0.0)%
Ultra Treasury Bonds, Strike Price USD 162, Expires 10/21/11	5	(28,125)

	Notional Amount (000)
Over-the-Counter Call Swaptions Written – (0.9)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	$8,200	(232,615)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	5,100	(825,703)
Pay a fixed rate of 4.705% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank, N.A.	9,600	(1,719,228)

		(2,777,546)

Over-the-Counter Put Swaptions Written – (0.0)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	8,200	(589)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	5,100	(7,557)
Receive a fixed rate of 4.705% and pay a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank, N.A.	9,600	(149,252)

		(157,398)

Total Options Written
(Premiums Received – $1,685,315) – (0.9)%		(2,974,319)

Total Investments Net of Options Written – 101.5%		316,273,461
Liabilities in Excess of Other Assets – (1.5)%		(4,596,521)

Net Assets – 100.0%		$311,676,940

See Notes to Financial Statements.

16	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$302,365,090

Gross unrealized appreciation	$24,174,160
Gross unrealized depreciation	(7,291,470)

Net unrealized appreciation	$16,882,690

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank AG	0.38%	5/13/11	Open	$1,532,261	$1,530,000
Deutsche Bank AG	0.38%	5/18/11	Open	3,079,382	3,075,000
Deutsche Bank AG	0.35%	8/04/11	Open	2,017,117	2,016,000
Credit Suisse International	0.11%	8/31/11	Open	1,620,149	1,620,000
Credit Suisse International	0.04%	8/31/11	Open	2,304,577	2,304,500

Total				$15,602,306	$10,545,500

[1]	Certain agreements have no stated maturity and can be terminated by either party at anytime.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
123	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	December 2011	$17,542,875	$824,850
10	Ultra Treasury Bonds	Chicago Mercantile	December 2011	$1,586,250	73,455

Total					$898,305

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
77	U.S. Treasury Notes (2 Year)	Chicago Mercantile	December 2011	$16,955,641	$21,802
118	U.S. Treasury Notes (5 Year)	Chicago Mercantile	December 2011	$14,453,156	8,967
24	U.S. Treasury Notes (10 Year)	Chicago Mercantile	December 2011	$3,122,250	2,784

Total					$33,553

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
3.47%(a)	3-month LIBOR	Deutsche Bank AG	3/23/21	$900	$113,033
2.72%(a)	3-month LIBOR	Deutsche Bank AG	8/08/21	$8,000	486,997
2.17%(a)	3-month LIBOR	Citibank, N.A.	9/13/21	$3,000	21,709
3.48%(b)	3-month LIBOR	UBS AG	9/17/40	$2,000	(327,807)
3.31%(b)	3-month LIBOR	Citibank, N.A.	10/01/40	$700	(99,980)
4.34%(b)	3-month LIBOR	Citibank, N.A.	4/14/41	$1,100	(399,414)
4.35%(b)	3-month LIBOR	Deutsche Bank AG	4/15/41	$400	(146,266)
3.93%(b)	3-month LIBOR	Citibank, N.A.	7/21/41	$1,700	(453,947)
3.04%(a)	3-month LIBOR	Deutsche Bank AG	9/12/41	$500	37,161
3.01%(a)	3-month LIBOR	Deutsche Bank AG	9/13/41	$600	41,076
2.63%(a)	3-month LIBOR	Deutsche Bank AG	9/26/41	$1,300	(16,851)

Total					$(744,289)

(a)	Fund pays a floating interest rate and receives fixed rate.
(b)	Fund pays a fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Raytheon Co.	1.00%	Deutsche Bank AG	9/20/16	$750	$2,420
Raytheon Co.	1.00%	Deutsche Bank AG	9/20/16	$795	(1,323)
General Dynamics Corp.	1.00%	JPMorgan Chase Bank	9/20/16	$1,675	7,585
General Dynamics Corp.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	$525	(201)
General Dynamics Corp.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	$700	(1,217)

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	17

Schedule of Investments (concluded)	Series C Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Raytheon Co.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	$250	$(175)
Raytheon Co.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	$450	(962)
Lockheed Martin Corp.	1.00%	Deutsche Bank AG	12/20/16	$2,025	(1,311)

Total					$4,816

•	Credit default swaps on single-name issues – sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	$1,225	$1,604
Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA+	$125	(746)
Assured Guaranty Corp.	5.00%	Citibank, N.A.	3/20/15	AA+	$525	(5,877)

Total						$(5,019)

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$316,584,209	–	$316,584,209
Short-Term Securities	$2,446,250	–	–	2,446,250

Total	$2,446,250	$316,584,209	–	$319,030,459

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$967,246	$881,909	–	$1,849,155
Credit contracts	–	10,005	$1,604	11,609
Liabilities:
Interest rate contracts	(39,375)	(4,379,209)	–	(4,418,584)
Credit contracts	–	(11,812)	–	(11,812)

Total	$927,871	$(3,499,107)	$1,604	$(2,569,632)

[2]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

18	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust,
Series 2009-1, Class A3, 3.04%, 10/15/13	$701	$706,680
Bank of America Auto Trust, Series 2009-2A,
Class A3, 2.13%, 9/15/13 (a)	819	822,501
CarMax Auto Owner Trust, Series 2009-1,
Class A3, 4.12%, 3/15/13	701	706,006
Ford Credit Auto Owner Trust:
Series 2007-B, Class A4A, 5.24%,
7/15/12	228	228,341
Series 2009-A, Class A3A, 3.96%,
5/15/13	595	598,478
Series 2009-A, Class A4, 6.07%,
5/15/14	2,720	2,842,524
Series 2009-D, Class A3, 2.17%,
10/15/13	513	516,915
Harley-Davidson Motorcycle Trust,
Series 2009-3, Class A4, 2.54%, 4/17/17	1,000	1,013,017
SLM Student Loan Trust:
Series 2008-4, Class A4, 1.90%,
1/24/17 (b)	7,350	7,599,789
Series 2008-5, Class A2, 1.35%,
10/25/16 (b)	566	570,696
Series 2008-5, Class A3, 1.55%,
1/25/18 (b)	10,000	10,201,211
World Omni Auto Receivables Trust,
Series 2007-BA, Class B, 5.98%, 4/15/15 (a)	3,635	3,666,844

Total Asset-Backed Securities – 9.0%		29,473,002

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 23.0%
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%,
10/13/14 (b)	7,355	7,834,693
Series 2005-PW10, Class A4, 5.41%,
12/11/40 (b)	1,000	1,081,525
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%,
10/15/48	500	525,709
Series 2008-C7, Class A2A, 6.03%,
12/10/49	399	401,792
Commercial Mortgage Asset Trust,
Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	5,220,380
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.59%,
2/15/39 (b)	3,385	3,534,866
Series 2006-C4, Class A3, 5.47%,
8/15/16	5,770	5,934,693
GE Capital Commercial Mortgage Corp.:
Series 2004-C2, Class A4, 4.89%,
3/10/40	1,040	1,100,882
Series 2005-C1, Class A2, 4.35%,
6/10/48	1,806	1,804,664
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class B, 5.10%,
7/10/39 (b)	1,000	1,019,587
Series 2003-C2, Class A2, 5.64%,
5/10/40 (b)	3,465	3,687,495
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1, Class B, 5.10%,
11/11/12 (b)	1,000	1,008,186
Series 2005-GG3, Class A2, 4.31%,
8/10/42	1,250	1,249,659
Series 2005-GG3, Class A3, 4.57%,
8/10/42	1,335	1,344,506
Series 2007-GG9, Class A4, 5.44%,
1/10/17	3,000	3,110,715
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4, 5.98%, 5/10/17 (b)	11,705	12,160,500
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%,
12/15/11	547	546,643
Series 2005-CB12, Class A4, 4.90%,
9/12/37	280	302,076
Series 2006-LDP7, Class A4, 6.07%,
4/15/45 (b)	2,105	2,313,784
Series 2006-LDP9, Class A25, 5.30%,
5/15/47	4,820	4,836,663
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%,
9/15/27 (b)	71	71,310
Series 2004-C4, Class A4, 5.50%,
6/15/29 (b)	220	236,271
Series 2006-C3, Class A4, 5.66%,
3/15/39 (b)	355	387,910
Series 2007-C2, Class A2, 5.30%,
2/15/40	7,138	7,158,824
Morgan Stanley Capital I, Series 2007-IQ15,
Class A2, 6.04%, 8/11/12 (b)	4,100	4,172,919
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A1, 5.54%, 8/15/39 (b)	124	124,475
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A2, 5.50%, 10/15/48	4,606	4,603,654

Total Non-Agency Mortgage-Backed Securities – 23.0%		75,774,381

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	19

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations – 0.6%
Freddie Mac:
Series 2511, Class IG,
2.73%, 5/01/36 (b)	$1,280	$1,360,348
Series 2864, Class NA,
5.50%, 1/15/31	616	640,343

		2,000,691

Federal Deposit Insurance Corporation Guaranteed – 1.6%
Citigroup Funding, Inc., 2.25%, 12/10/12	5,320	5,436,167

Mortgage-Backed Securities – 44.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 9/16/14	7,030	7,518,416
3.50%, 10/01/26 (c)	33,135	34,584,656
4.50%, 10/01/41 (c)	33,300	35,318,813
5.00%, 10/01/41 (c)	33,200	35,700,375
6.00%, 10/01/41 (c)	23,200	25,447,500
Freddie Mac Mortgage-Backed Securities, 3.00%, 7/28/14	7,045	7,512,548

		146,082,308

Total U.S. Government Sponsored Agency Securities – 46.6%		153,519,166

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.50%, 2/15/39	10,000	11,118,750
4.25%, 5/15/39 (d)	10,000	12,584,380
4.38%, 11/15/39-5/15/41	20,500	26,408,480
U.S. Treasury Inflation Indexed Notes, 1.75%, 1/15/28	2,496	2,892,304
U.S. Treasury Notes:
3.63%, 2/15/20-2/15/21	15,540	17,947,269
2.63%, 8/15/20	8,873	9,503,125
3.13%, 5/15/21	23,000	25,528,160

Total U.S. Treasury Obligations – 32.2%		105,982,468

Total Long-Term Investments (Cost – $341,979,756) – 110.8%		364,749,017

Short-Term Securities
Dreyfus Treasury Prime, 0.00% (e)	93,685,279	93,685,279

Total Short-Term Securities (Cost – $93,685,279) – 28.5%		93,685,279

Total Investments (Cost – $435,665,035*) – 139.3%		458,434,296
Liabilities in Excess of Other Assets – (39.3)%		(129,265,730)

Net Assets – 100.0%		$329,168,566

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$435,665,035

Gross unrealized appreciation.	$23,187,525
Gross unrealized depreciation.	(418,264)

Net unrealized appreciation	$22,769,261

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$25,447,500	$(195,750)
Deutsche Bank AG	$71,019,188	$66,383
UBS AG	$34,584,656	$(10,355)

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
2,435	U.S. Treasury Notes (5 Year)	Chicago Mercantile	December 2011	$298,249,453	$(170,721)
260	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	December 2011	$37,082,500	1,606,411

Total					$1,435,690

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
5	U.S. Treasury Notes (2 Year)	Chicago Mercantile	December 2011	$1,101,016	$1,798
353	U.S. Treasury Notes (10 Year)	Chicago Mercantile	December 2011	$45,923,094	76,298
116	Ultra Treasury Bonds	Chicago Mercantile	December 2011	$18,400,500	(1,121,995)

Total					$(1,043,899)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

20	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	Series M Portfolio

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$364,749,017	–	$364,749,017
Short-Term Securities	$93,685,279	–	–	93,685,279

Total	$93,685,279	$364,749,017	–	$458,434,296

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,684,507	–	–	$1,684,507
Liabilities:
Interest rate contracts	(1,292,716)	–	–	(1,292,716)

Total	$391,791	–	–	$391,791

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	21

Schedule of Investments September 30, 2011 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Ally Auto Receivables Trust, Series 2010-5,
Class A2, 0.80%, 3/15/13	$794	$794,613
AmeriCredit Automobile Receivables Trust:
Series 2009-1, Class A3, 3.04%,
10/15/13	578	583,011
Series 2010-1, Class A3, 1.66%,
3/17/14	503	503,809
Series 2010-4, Class A3, 1.27%,
4/08/15	860	862,638
Series 2011-1, Class A3, 1.39%,
9/08/15	330	331,476
Series 2011-2, Class B, 2.33%,
3/08/16	410	413,300
Bank of America Auto Trust:
Series 2009-1A, Class A3, 2.67%,
7/15/13 (a)	189	190,280
Series 2009-2A, Class A3, 2.13%,
9/15/13 (a)	302	303,027
Capital One Multi-Asset Execution Trust,
Series 2004-A8, Class A8, 0.36%, 8/15/14 (b)	1,220	1,219,994
CenterPoint Energy Transition Bond Co. LLC,
Series 2005-A, Class A2, 4.97%, 8/01/14	202	205,294
Chrysler Financial Auto Securitization Trust,
Series 2009-A, Class A3, 2.82%, 1/15/16	179	180,495
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.33%,
5/15/12 (a)(b)	1,500	1,512,767
Series 2009-A12, Class A12, 3.35%,
8/15/12 (a)	530	539,609
Series 2009-A17, Class A17, 4.90%,
11/17/14 (a)	440	479,066
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	264	264,486
Credit Acceptance Auto Loan Trust,
Series 2011-1, Class A, 2.61%, 3/15/19 (a)	710	709,841
Daimler Chrysler Auto Trust, Series 2007-A,
Class A4, 5.28%, 3/08/13	361	364,504
Discover Card Master Trust, Series 2009-A1,
Class A1, 1.53%, 12/15/14 (b)	1,325	1,336,513
Ford Credit Auto Lease Trust, Series 2010-B,
Class A4, 1.04%, 1/15/13 (a)	800	801,451
Ford Credit Auto Owner Trust:
Series 2007-B, Class A4A, 5.24%,
7/15/12	127	127,293
Series 2009-A, Class A4, 6.07%,
5/15/14	560	585,226
Series 2009-D, Class A3, 2.17%,
10/15/13	1,175	1,183,735
Ford Credit Floorplan Master Owner Trust,
Series 2010-1, Class A, 1.88%, 12/15/12 (a)(b)	1,690	1,714,472
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3, 1.67%, 1/15/14	736	740,792
PG&E Energy Recovery Funding LLC:
Series 2005-1, Class A4, 4.37%,
6/25/12	120	121,936
Series 2005-2, Class A2, 5.03%,
3/25/14	157	159,027
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%,
6/15/13 (a)	598	593,764
Series 2011-S1A, Class C, 2.01%,
6/15/13 (a)	544	535,824
Santander Drive Auto Receivables Trust:
Series 2010-1, Class A3, 1.84%,
11/17/14	655	659,807
Series 2010-2, Class C, 3.89%,
7/17/17	965	982,582
Series 2010-A, Class A2, 1.39%,
8/15/13 (a)	588	589,373
Series 2010-B, Class A3, 1.31%,
2/17/14 (a)	820	821,425
Series 2011-S1A, Class D, 3.10%,
3/15/13 (a)	603	600,273
SLC Student Loan Trust, Series 2006-A,
Class A4, 0.37%, 10/15/15 (b)	470	460,028
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.75%,
3/15/22 (b)	611	587,443
Series 2004-1, Class A2, 0.39%,
7/25/18 (b)	566	565,618
Series 2004-10, Class A4A, 0.67%,
7/27/20 (a)(b)	430	430,382
Series 2004-B, Class A2, 0.55%,
6/15/21 (b)	885	852,908
Series 2007-7, Class A2, 0.45%,
1/25/16 (b)	1,117	1,112,519
Series 2008-5, Class A2, 1.35%,
10/25/16 (b)	2,303	2,323,286
Series 2009-B, Class A1, 6.23%,
8/15/17 (a)(b)	344	322,772
Series 2010-C, Class A1, 1.88%,
2/15/13 (a)(b)	509	510,812

Total Asset-Backed Securities – 17.8%		28,177,471

Corporate Bonds
Aerospace & Defense – 0.8%
BAE Systems Holdings, Inc., 6.40%, 12/15/11 (a)	875	884,596
ITT Corp., 4.90%, 5/01/14	375	409,961

		1,294,557

Airlines – 1.0%
American Airlines Pass-Through Trust, 5.25%, 7/31/21	419	381,635
UAL Pass-Through Trust:
10.40%, 11/01/16	589	636,239
9.75%, 1/15/17	542	594,036

		1,611,910

Beverages – 1.5%
Anheuser-Busch Cos, Inc., 5.00%, 1/15/15	365	404,526
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	62	63,288
2.50%, 3/26/13	1,050	1,072,784
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	870	883,114

		2,423,712

See Notes to Financial Statements.

22	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets – 2.5%
The Bank of New York Mellon Corp., 4.30%, 5/15/14	$750	$809,221
Credit Suisse New York:
3.45%, 7/02/12 (c)	1,300	1,320,443
5.50%, 5/01/14	560	592,001
3.50%, 3/23/15	790	790,043
Morgan Stanley, 6.60%, 4/01/12	455	464,883

		3,976,591

Chemicals – 1.1%
Airgas, Inc., 2.85%, 10/01/13	1,058	1,082,656
CF Industries, Inc., 6.88%, 5/01/18	535	597,194

		1,679,850

Commercial Banks – 2.6%
ANZ National International Ltd., 2.38%, 12/21/12 (a)	675	678,941
Rabobank Nederland NV, 2.65%, 8/17/12 (a)(c)	1,650	1,675,855
Regions Financial Corp., 4.88%, 4/26/13	685	667,875
Standard Chartered Plc, 5.50%, 11/18/14 (a)	150	163,015
U.S. Bancorp, 4.20%, 5/15/14	800	858,550

		4,044,236

Commercial Services & Supplies – 0.6%
Allied Waste North America, Inc., 6.88%, 6/01/17	870	929,813

Communications Equipment – 0.2%
Brocade Communications Systems, Inc., 6.63%, 1/15/18	295	300,163

Consumer Finance – 3.8%
American Express Credit Corp.:
7.30%, 8/20/13	425	465,211
2.75%, 9/15/15	885	889,344
Capital One Financial Corp.:
4.80%, 2/21/12	595	601,998
6.25%, 11/15/13	1,000	1,076,743
2.13%, 7/15/14	500	495,017
3.15%, 7/15/16	403	398,965
Kookmin Bank, 0.57%, 11/28/11	1,370	1,368,356
SLM Corp.:
5.13%, 8/27/12	710	709,675
5.00%, 10/01/13	75	73,416

		6,078,725

Containers & Packaging – 0.7%
Rock-Tenn Co., 9.25%, 3/15/16	98	104,370
Sealed Air Corp., 5.63%, 7/15/13 (a)	750	783,627
Temple-Inland, Inc., 7.88%, 5/01/12	200	207,084

		1,095,081

Diversified Financial Services – 5.1%
Bank of America Corp., 5.38%, 6/15/14	260	257,779
BP Capital Markets Plc, 5.25%, 11/07/13	2,495	2,686,454
Citigroup, Inc., 5.50%, 4/11/13	790	813,089
General Electric Capital Corp., 2.80%, 1/08/13 (c)	1,160	1,179,968
JPMorgan Chase & Co.:
4.65%, 6/01/14	660	698,699
5.15%, 10/01/15	600	633,172
2.60%, 1/15/16	830	811,908
3.15%, 7/05/16	449	446,084
Novus USA Trust, Series 2010-1, 1.54%, 11/18/11 (a)(b)	500	496,603

		8,023,756

Diversified Telecommunication Services – 3.0%
AT&T Inc.:
4.95%, 1/15/13	300	314,202
2.40%, 8/15/16	481	485,451
CenturyLink, Inc., 5.50%, 4/01/13	560	571,990
Qwest Corp., 8.88%, 3/15/12	1,055	1,090,606
Verizon Communications, Inc., 5.25%, 4/15/13 (c)	1,045	1,110,948
Verizon New Jersey, Inc., 5.88%, 1/17/12 (c)	1,225	1,242,785

		4,815,982

Electric Utilities – 1.0%
Duke Energy Indiana, Inc., 5.00%, 9/15/13	715	765,141
MidAmerican Energy Holdings Co., 3.15%, 7/15/12	800	813,574

		1,578,715

Electronic Equipment, Instruments & Components – 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	390,285

Food Products – 1.8%
Kraft Foods, Inc.:
6.25%, 6/01/12	421	435,898
6.00%, 2/11/13	1,505	1,594,221
WM Wrigley Jr. Co., 2.45%, 6/28/12 (a)	800	809,764

		2,839,883

Health Care Equipment & Supplies – 1.2%
CareFusion Corp., 4.13%, 8/01/12	1,500	1,533,733
Covidien International Finance SA, 5.45%, 10/15/12	330	345,586

		1,879,319

Hotels, Restaurants & Leisure – 0.5%
Wyndham Worldwide Corp., 9.88%, 5/01/14	746	842,945

Household Durables – 0.5%
Newell Rubbermaid, Inc., 5.50%, 4/15/13	735	777,124

Insurance – 3.3%
American International Group, Inc., 3.65%, 1/15/14 (c)	1,350	1,316,295
Lincoln National Corp., 4.30%, 6/15/15	810	852,392
MetLife, Inc., 6.75%, 6/01/16	680	782,085
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (a)(c)	1,400	1,469,465
Prudential Financial, Inc.:
3.63%, 9/17/12	430	437,209
2.75%, 1/14/13	450	453,970

		5,311,416

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	23

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.:
4.45%, 9/14/12	$885	$910,050
5.50%, 9/14/15	135	147,729
Life Technologies Corp., 4.40%, 3/01/15	400	419,340

		1,477,119

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	380	448,685

Media – 4.7%
Comcast Corp., 5.90%, 3/15/16	500	572,032
COX Communications, Inc., 5.45%, 12/15/14	880	974,392
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	1,230	1,251,446
7.63%, 5/15/16	650	698,750
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14	890	938,950
10.00%, 7/15/17	221	251,387
NBCUniversal Media LLC, 2.10%, 4/01/14	900	913,630
Time Warner Cable, Inc.:
6.20%, 7/01/13	728	786,439
7.50%, 4/01/14	400	452,445
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	650	690,625

		7,530,096

Metals & Mining – 2.7%
Barrick Gold Corp.:
1.75%, 5/30/14	870	874,092
2.90%, 5/30/16	260	263,415
Corp Nacional del Cobre de Chile, 4.75%, 10/15/14 (a)	620	660,356
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	1,000	1,072,500
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14	800	946,065
1.88%, 11/02/15	450	450,473

		4,266,901

Multiline Retail – 0.4%
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	590	599,078

Multi-Utilities – 0.3%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	430,953

Oil, Gas & Consumable Fuels – 2.5%
Enterprise Products Operating LLC:
4.60%, 8/01/12	350	359,136
6.13%, 2/01/13	150	158,443
6.38%, 2/01/13	225	238,213
9.75%, 1/31/14	1,495	1,749,379
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (a)	895	952,432
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)	410	438,454

		3,896,057

Paper & Forest Products – 1.9%
Celulosa Arauco y Constitucion SA, 5.13%, 7/09/13	1,300	1,357,148
Domtar Corp., 7.13%, 8/15/15	740	808,450
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	730	806,898

		2,972,496

Real Estate Investment Trusts (REITs) – 0.9%
AvalonBay Communities, Inc., 6.13%, 11/01/12	132	137,869
ProLogis LP, 5.75%, 4/01/16	360	367,863
Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/01/12	850	878,666

		1,384,398

Road & Rail – 2.3%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)	775	766,466
Burlington Northern Santa Fe LLC:
4.30%, 7/01/13	205	216,039
7.00%, 2/01/14	500	565,294
CSX Corp.:
5.50%, 8/01/13	778	834,386
6.25%, 4/01/15	470	542,349
Union Pacific Corp., 6.13%, 1/15/12	700	709,909

		3,634,443

Semiconductors & Semiconductor Equipment – 1.6%
Analog Devices, Inc., 5.00%, 7/01/14	475	519,196
Broadcom Corp., 1.50%, 11/01/13 (a)	715	716,361
Maxim Integrated Products, Inc., 3.45%, 6/14/13	605	624,070
National Semiconductor Corp., 6.15%, 6/15/12	690	709,606

		2,569,233

Specialty Retail – 0.1%
Best Buy Co., Inc., 3.75%, 3/15/16	119	115,355

Wireless Telecommunication Services – 1.6%
America Movil SAB de CV, 5.50%, 3/01/14	670	724,437
Cellco Partnership/Verizon Wireless Capital LLC, 5.25%, 2/01/12	300	304,176
Crown Castle Towers LLC, 4.52%, 1/15/15 (a)	670	702,931
SBA Tower Trust, 4.25%, 4/15/15 (a)	255	269,228
Vodafone Group Plc, 5.00%, 12/16/13	500	539,325

		2,540,097

Total Corporate Bonds – 51.6%		81,758,974

Foreign Agency Obligations
Australia & New Zealand Banking Group Ltd., 0.53%, 6/18/12 (a)(b)	800	800,430
CDP Financial, Inc., 3.00%, 11/25/14 (a)	315	329,253
Commonwealth Bank of Australia, 3.49%, 8/13/14 (a)(c)	885	935,305
Danske Bank A/S, 2.50%, 5/10/12 (a)(c)	1,570	1,588,805
Eksportfinans ASA:
5.00%, 2/14/12	300	304,651
3.00%, 11/17/14	460	485,715
FIH Erhvervsbank A/S:
2.45%, 8/17/12 (a)	195	198,056
1.75%, 12/06/12 (a)	755	764,906
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	500	530,365

See Notes to Financial Statements.

24	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Macquarie Bank Ltd., 4.10%, 12/17/13 (a)(c)	$1,300	$1,393,493
Petrobras International Finance Co.:
7.75%, 9/15/14	450	505,125
3.88%, 1/27/16	760	753,920

Total Foreign Agency Obligations – 5.4%		8,590,024

Foreign Government Obligations
Canada – 0.3%
Province of Ontario Canada, 0.75%, 5/22/12 (b)	560	561,637

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 6.8%
Arkle Master Issuer Plc, Series 2010-1A,
Class 2A, 1.44%, 2/17/15 (a)(b)	1,810	1,802,628
Arran Residential Mortgages Funding Plc:
Series 2007-3A, Class A2B, 0.41%,
9/16/56 (a)(b)	623	617,398
Series 2010-1A, Class A1C, 1.49%,
5/16/47 (a)(b)	798	797,211
Series 2011-1A, Class A1C, 1.54%,
11/19/47 (a)(b)	1,071	1,069,647
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2, 2.85%, 2/25/34 (b)	170	140,646
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 4A, 2.78%, 10/25/34 (b)	216	188,942
Bear Stearns Alt-A Trust, Series 2004-13,
Class A1, 0.98%, 11/25/34 (b)	11	9,253
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB1, Class 2A, 2.86%, 5/20/34 (b)	285	235,052
First Horizon Asset Securities, Inc.:
Series 2003-AR4, Class 2A1, 2.71%,
12/25/33 (b)	83	75,275
Series 2004-AR6, Class 2A1, 2.70%,
12/25/34 (b)	227	202,967
Gracechurch Mortgage Financing Plc,
Series 2007-1A, Class 3A1, 0.38%, 11/20/56 (a)(b)	743	738,500
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.33%,
7/15/21 (b)	365	364,839
Series 2007-2A, Class 4A, 0.35%,
7/15/21 (b)	1,150	1,149,494
Series 2007-2X, Class 3A1, 0.33%,
7/15/21 (b)	133	133,275
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 4A1, 2.52%, 6/25/34 (b)	276	251,643
Thornburg Mortgage Securities Trust:
Series 2006-6, Class A1, 0.34%,
11/25/11 (b)	1,566	1,557,827
Series 2007-1, Class A2B, 0.33%,
3/25/37 (b)	528	516,851
Series 2007-2, Class A2A, 0.36%,
6/25/37 (b)	585	565,969
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A1, 2.74%, 3/25/35 (b)	314	277,126

		10,694,543

Commercial Mortgage-Backed Securities – 10.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-2, Class B, 5.18%,
3/11/41 (b)	940	955,201
Series 2005-3, Class A2, 4.50%,
7/10/43	526	525,878
Series 2007-3, Class A2, 5.80%,
7/10/12 (b)	491	497,098
Series 2007-5, Class A3, 5.62%,
2/10/51	1,120	1,174,606
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A2B, 5.21%, 3/11/12	375	377,513
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A2, 6.10%, 7/16/34 (a)	20	20,514
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%,
11/15/36	817	832,439
Series 2002-CP3, Class A3, 5.60%,
7/15/35	246	249,432
First Union National Bank Commercial Mortgage,
Series 2002-C1, Class A2, 6.14%, 1/12/12	418	419,915
GE Capital Commercial Mortgage Corp.:
Series 2001-3, Class A2, 6.07%,
6/10/38	163	163,009
Series 2005-C1, Class A2, 4.35%,
6/10/48	311	311,149
Series 2007-C1, Class A2, 5.42%,
12/10/49	1,135	1,140,866
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%,
12/15/11	83	83,088
Series 2002-C2, Class A2, 5.05%,
11/12/12	750	771,187
Series 2004-LN2, Class A2, 5.12%,
8/15/14	610	646,045
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%,
9/15/27 (b)	64	63,642
Series 2004-C8, Class A5, 4.72%,
12/15/29	1,675	1,676,685
Series 2007-C2, Class A2, 5.30%,
2/15/40	604	605,718
Morgan Stanley Capital I, Series 2003-IQ6,
Class A4, 4.97%, 12/15/41	2,500	2,629,703
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3, Class A4, 6.39%, 7/15/33	28	28,171
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2002-KEY2, Class A2, 4.47%, 3/18/36	42	42,384

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	25

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C1, Class A4, 6.29%,
4/15/34	$1,618	$1,634,721
Series 2005-C17, Class A2, 4.78%,
3/15/42	242	241,422
Series 2006-C28, Class A2, 5.50%,
10/15/48	362	362,325
Series 2007-C33, Class A4, 6.10%,
7/15/17 (b)	570	600,280

		16,052,991

Total Non-Agency Mortgage-Backed Securities – 16.9%		26,747,534

Taxable Municipal Bonds
State of California GO:
5.10%, 8/01/14	170	178,622
3.95%, 11/01/15	175	186,902
State of California Various Purposes GO, 5.65%, 4/01/39	535	568,117
State of Illinois GO, 2.77%, 1/01/12	1,100	1,105,632

Total Taxable Municipal Bonds – 1.3%		2,039,273

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 1.0%
Fannie Mae, Series 2006-99, Class PA, 5.50%,
5/25/30	223	224,611
Ginnie Mae:
Series 2006-3, Class B, 5.09%,
1/16/37 (b)	550	594,180
Series 2006-68, Class B, 5.16%,
6/16/31 (b)	800	862,707

		1,681,498

Commercial Mortgage-Backed Securities – 0.5%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%,
7/25/13	295	297,064
Series K003, Class A2, 3.61%,
6/25/14	420	439,031

		736,095

Mortgage-Backed Securities – 19.8%
Fannie Mae Mortgage-Backed Securities:
5.50%, 12/01/18	911	988,507
5.00%, 7/01/19-3/01/26	8,507	9,203,861
3.50%, 10/01/26 (d)	15,650	16,334,687
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21	2,437	2,629,520
5.50%, 1/01/41	2,082	2,260,922

		31,417,497

Total U.S. Government Sponsored Agency Securities – 21.3%		33,835,090

U.S. Treasury Obligations
U.S. Treasury Notes:
0.13%, 8/31/13	170	169,582
0.25%, 9/15/14 (c)	11,050	10,995,634
1.00%, 8/31/16 (c)	3,065	3,072,663

Total U.S. Treasury Obligations – 9.0%		14,237,879

Total Long-Term Investments (Cost – $195,131,865) – 123.6%		195,947,882

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (e)	7,791,312	7,791,312

Total Short-Term Securities (Cost – $7,791,312) – 4.9%		7,791,312

Total Investments Before Options Written (Cost – $202,923,177*) – 128.5%		203,739,194

Options Written	Notional Amount (000)
Over-the-Counter Put Swaptions Written – (0.0)%
Sold credit default protection on Dow Jones CDX North America Investment Grade CDS Index Series 16 Volume 1, Strike Price USD 120.00, Expires 12/21/11, Broker Morgan Stanley Capital Services, Inc.
(Premiums Received – $7,800) – (0.0)%	$2,000	(27,945)

Total Investments Net of Options Written – 128.5%		203,711,249
Liabilities in Excess of Other Assets – (28.5)%		(45,152,096)

Net Assets – 100.0%		$158,559,153

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$202,923,177

Gross unrealized appreciation	$1,811,940
Gross unrealized depreciation	(995,923)

Net unrealized appreciation	$816,017

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation
Citibank, N.A.	$1,722,187	$(2,578)
Goldman Sachs Bank USA	$7,828,125	$(11,719)
JPMorgan Chase Bank, N.A.	$1,565,625	$(469)
UBS AG	$5,218,750	$(1,563)

(e)	Represents the current yield as of report date.

See Notes to Financial Statements.

26	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Series S Portfolio

•	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse International	0.40%	5/04/11	Open	$1,430,364	$1,428,000
RBS Securities, Inc.	0.30%	5/04/11	Open	1,693,350	1,691,250
Credit Suisse International	0.40%	5/05/11	Open	1,230,082	1,228,063
Credit Suisse International	0.40%	5/05/11	Open	1,289,116	1,287,000
Bank of America, N.A.	0.37%	5/05/11	Open	1,623,491	1,621,025
Bank of America, N.A.	0.37%	5/05/11	Open	1,419,155	1,417,000
Deutsche Bank AG	0.38%	5/16/11	Open	1,088,372	1,086,800
Deutsche Bank AG	0.38%	5/16/11	Open	1,351,952	1,350,000
Credit Suisse International	0.35%	6/03/11	Open	908,174	907,125
Deutsche Bank AG	0.40%	8/24/11	Open	1,137,267	1,136,800
Deutsche Bank AG	0.03%	9/15/11	Open	2,800,498	2,800,462
Deutsche Bank AG	0.14%	9/23/11	Open	11,022,675	11,022,375

Total				$26,994,496	$26,975,900

[1]	Certain agreements have no stated maturity and can be terminated by either party at anytime.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
525	U.S. Treasury Notes (2 Year)	Chicago Mercantile	December 2011	$115,606,641	$(152,929)
45	U.S. Treasury Notes (5 Year)	Chicago Mercantile	December 2011	$5,511,797	(1,275)

Total					$(154,204)

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
17	U.S. Treasury Notes (10 Year)	Chicago Mercantile	December 2011	$2,211,594	$(14,183)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Whirlpool Corp.	1.00%	Citibank, N.A.	3/20/16	$525	$21,399

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	$1,300	$1,036

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
CDX.NA.IG Series 16 Version 1	1.00%	Goldman Sachs Bank USA	6/20/16	$2,000	$39,097

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	27

Schedule of Investments (concluded)	Series S Portfolio

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$26,065,301	$2,112,170	$28,177,471
Corporate Bonds	–	81,758,974	–	81,758,974
Foreign Agency Obligations	–	8,590,024	–	8,590,024
Foreign Government Obligations	–	561,637	–	561,637
Non-Agency Mortgage-Backed Securities	–	26,747,534	–	26,747,534
Taxable Municipal Bonds	–	2,039,273	–	2,039,273
U.S. Government Sponsored Agency Securities	–	33,835,090	–	33,835,090
U.S. Treasury Obligations	–	14,237,879	–	14,237,879
Short-Term Securities	$7,791,312	–	–	7,791,312

Total	$7,791,312	$193,835,712	$2,112,170	$203,739,194

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	–	$60,496	$1,036	$61,532
Liabilities:
Interest rate contracts	$(168,387)	–	–	(168,387)
Credit contracts	–	(27,945)	–	(27,945)

Total	$(168,387)	$32,551	$1,036	$(134,800)

[2]	Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	U.S Government Sponsored Agency Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of March 31, 2011	$1,349,911	$837,160	$6,886,072	$9,073,143
Accrued discounts/ premiums	17	–	–	17
Realized gain	–	–	–	–
Net change in unrealized appreciation/ depreciation[2]	(21,071)	–	–	(21,071)
Purchases	–	–	–	–
Sales	(207,918)	–	–	(207,918)
Transfers in3	991,231	–	–	991,231
Transfers out[3]	–	$(837,160)	$(6,886,072)	(7,723,232)

Balance, as of September 30, 2011	$2,112,170	–	–	$2,112,170

[2]	The change in unrealized appreciation/depreciation on investments still held at September 30, 2011 was $(21,071).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts Assets
Balance, as of March 31, 2011	–
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized appreciation/ depreciation[4]	$(12,453)
Purchases	–
Issuances[5]	13,489
Sales	–
Settlements[6]	–
Transfers in7	–
Transfers out[7]	–

Balance, as of September 30, 2011	$1,036

[4]	The change in unrealized appreciation/depreciation on options still held at September 30, 2011 was $(12,453).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

28	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Statements of Assets and Liabilities

September 30, 2011 (Unaudited)	Series C Portfolio	Series M Portfolio	Series S Portfolio
Assets
Investments at value[1]	$319,247,780	$458,434,296	$203,739,194
Cash	62	–	–
Cash pledged as collateral for financial futures contracts	–	1,408,000	314,000
Swap premiums paid	–	–	10,929
Investments sold receivable	–	–	59,141
Interest receivable	4,317,616	1,624,986	1,403,874
Cash pledged as collateral for swap contracts	4,086,000	–	–
Capital shares sold receivable	795,375	721,610	276,518
Unrealized appreciation on swaps	711,585	–	61,532
Margin variation receivable	82,589	–	516
Receivable from advisor	36,038	35,449	23,910
Principal paydown receivable	–	28,779	–
Prepaid expenses	33,154	31,878	19,326

Total assets	329,310,199	462,284,998	205,908,940

Liabilities
Bank overdraft	–	6,164	–
Investments purchased payable	–	131,397,514	19,440,077
Reverse repurchase agreements payable	10,545,500	–	26,975,900
Options written at value[2]	2,974,319	–	27,945
Cash received as collateral for financial futures contracts	318,000	–	–
Income dividends payable	1,277,568	716,626	379,914
Unrealized depreciation on swaps	1,456,077	–	–
Capital shares redeemed payable	664,155	753,507	403,339
Swap premiums received	264,636	–	17,218
Other affiliates payable	10,491	10,731	5,788
Officer’s and Trustees’ fees payable	6,972	6,921	6,226
Margin variation payable	–	126,057	–
Interest expense payable	8,061	–	18,778
Other accrued expenses payable	107,480	98,912	74,602

Total liabilities	17,633,259	133,116,432	47,349,787

Net Assets	$311,676,940	$329,168,566	$158,559,153

Net Assets Consist of
Paid-in capital	$304,511,790	$311,855,579	$157,173,229
Undistributed (distributions in excess of) net investment income	18,328	11,192	(280,454)
Accumulated net realized gain (loss)	(8,634,230)	(5,859,257)	977,361
Net unrealized appreciation/depreciation	15,781,052	23,161,052	689,017

Net Assets	$311,676,940	$329,168,566	$158,559,153

Net Asset Value
Shares outstanding[3]	30,356,456	31,626,143	15,888,984

Net asset value	$10.27	$10.41	$9.98

[1] Investments at cost	$302,365,090	$435,665,035	$202,923,177
[2] Premiums received	$1,685,315	–	$7,800
[3] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	29

Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)	Series C Portfolio	Series M Portfolio	Series S Portfolio
Investment Income
Interest	$7,960,283	$4,491,432	$2,328,507
Dividends	11	278	1

Total income	7,960,294	4,491,710	2,328,508

Expenses
Transfer agent	74,509	74,262	18,338
Administration	45,420	38,612	23,238
Professional	35,529	34,942	30,048
Registration	16,210	15,787	12,203
Custodian	14,042	14,786	14,705
Officer and Trustees	10,756	10,753	9,366
Printing	10,374	10,632	5,771
Miscellaneous	18,679	13,950	27,345

Total expenses excluding interest expense	225,519	213,724	141,014
Interest expense	8,940	–	37,098

Total expenses	234,459	213,724	178,112
Less expenses reimbursed by advisor	(225,519)	(213,724)	(141,014)

Total expenses after fees reimbursed	8,940	–	37,098

Net investment income	7,951,354	4,491,710	2,291,410

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,159,139	6,830,316	1,410,484
Options written	81,915	–	–
Financial futures contracts	2,682,914	8,049,811	(355,888)
Swaps	(553,014)	–	(105,455)

	4,370,954	14,880,127	949,141

Net change in unrealized appreciation/depreciation on:
Investments	4,418,150	16,381,205	(757,413)
TBA sale commitments	–	–	40,562
Options written	(1,314,252)	–	(20,145)
Financial futures contracts	904,628	247,212	(323,773)
Swaps	(1,246,200)	–	97,502

	2,762,326	16,628,417	(963,267)

Total realized and unrealized gain (loss)	7,133,280	31,508,544	(14,126)

Net Increase in Net Assets Resulting from Operations	$15,084,634	$36,000,254	$2,277,284

See Notes to Financial Statements.

30	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Statements of Changes in Net Assets

	Series C Portfolio		Series M Portfolio		Series S Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net investment income	$7,951,354	$17,907,504	$4,491,710	$10,410,025	$2,291,410	$4,966,265
Net realized gain	4,370,954	13,401,304	14,880,127	7,657,665	949,141	1,867,637
Net change in unrealized appreciation/depreciation	2,762,326	(4,506,695)	16,628,417	3,891,152	(963,267)	(769,301)

Net increase in net assets resulting from operations	15,084,634	26,802,113	36,000,254	21,958,842	2,277,284	6,064,601

Dividends and Distributions to Shareholders From
Net investment income	(7,824,974)	(17,698,037)	(4,529,953)	(11,332,263)	(2,572,708)	(5,172,696)
Net realized gain	–	–	–	–	–	(3,298,417)

Decrease in net assets resulting from dividends and distributions to shareholders	(7,824,974)	(17,698,037)	(4,529,953)	(11,332,263)	(2,572,708)	(8,471,113)

Capital Share Transactions
Shares sold	31,510,519	75,043,585	28,387,896	80,501,806	30,238,469	118,848,528
Shares issued in reinvestment of dividends and distributions	1,746	64,092	1,019	40,201	15,360	203,793
Shares redeemed	(41,929,506)	(134,167,615)	(44,035,400)	(138,727,307)	(49,312,381)	(81,716,724)

Net increase (decrease) in net assets derived from capital share transactions	(10,417,241)	(59,059,938)	(15,646,485)	58,185,300	(19,058,552)	37,335,597

Net Assets
Total increase (decrease) in net assets	(3,157,581)	(49,955,862)	15,823,816	(47,558,721)	(19,353,976)	34,929,085
Beginning of period	314,834,521	364,790,383	313,344,750	360,903,471	177,913,129	142,984,044

End of period	$311,676,940	$314,834,521	$329,168,566	$313,344,750	$158,559,153	$177,913,129

Undistributed (distributions in excess of) net investment income	$18,328	$(108,052)	$11,192	$49,435	$(280,454)	$844

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	31

Statement of Cash Flows

Six Months Ended September 30, 2011 (Unaudited)	Series S Portfolio
Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$2,277,284
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in dividends receivable	7
Decrease in interest receivable	106,174
Increase in prepaid expenses	(5,833)
Decrease in receivable from advisor	11,359
Decrease in cash pledged as collateral for financial futures contracts	138,000
Decrease in principal paydown receivable	387
Decrease in TBA sale commitments receivable	4,287,938
Decrease in margin variation receivable	50,934
Decrease in swap premiums paid	5,098
Decrease in TBA sale commitments at value	(4,328,500)
Decrease in interest expense payable	(7,117)
Decrease in other affiliates payable	(1,533)
Decrease in Officer’s and Trustees’ fees payable	(7,282)
Increase in other accrued expenses payable	2,681
Increase in swap premiums received	17,218
Net change in unrealized appreciation/depreciation	680,057
Net realized gain from sales of long-term investments	(1,383,766)
Net change in premiums received from options written	7,800
Amortization of premium and accretion of discount on investments	976,749
Proceeds from sales and paydowns of long-term investments	228,583,903
Purchases of long-term investments	(210,418,721)
Net purchases of short-term securities	(347,228)

Cash provided by operating activities	20,645,609

Cash Used for Financing Activities
Cash receipts from borrowings	209,540,043
Cash payments from borrowings	(209,017,275)
Proceeds from shares sold	30,518,369
Shares redeemed	(49,051,096)
Cash dividends paid to shareholders	(2,635,650)

Cash used for financing activities	(20,645,609)

Cash
Net decrease in cash	–
Cash at beginning of period	–

Cash at end of period	–

Cash Flow Information
Cash paid during the six months for interest	$44,215

Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to shareholders	$15,360

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowings during the year, based on the average borrowings outstanding in relation to average total assets.

See Notes to Financial Statements.

32	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Financial Highlights

	Series C Portfolio
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.04	$9.81	$8.74	$8.48	$9.79	$9.79	$9.92

Net investment income[1]	0.26	0.53	0.53	0.26	0.58	0.51	0.47
Net realized and unrealized gain (loss)	0.23	0.22	1.07	0.26	(1.31)	–	(0.14)

Net increase (decrease) from investment operations	0.49	0.75	1.60	0.52	(0.73)	0.51	0.33

Dividends from net investment income	(0.26)	(0.52)	(0.53)	(0.26)	(0.58)	(0.51)	(0.46)

Net asset value, end of period	$10.27	$10.04	$9.81	$8.74	$8.48	$9.79	$9.79

Total Investment Return[2]
Based on net asset value	4.86%[3]	7.73%	18.68%	6.17%[3]	(8.02)%	5.37%	3.51%

Ratios to Average Net Assets
Total expenses	0.15%[4]	0.14%	0.14%	0.25%[4]	0.67%	0.39%	1.60%

Total expenses after fees reimbursed	0.01%[4]	0.00%	0.00%	0.09%[4]	0.55%	0.19%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[4]	0.00%	0.00%	0.00%[4]	0.00%	0.00%	0.00%

Net investment income	5.06%[4]	5.24%	5.64%	5.96%[4]	5.96%	5.31%	4.81%

Supplemental Data
Net assets, end of period (000)	$311,677	$314,835	$364,790	$352,930	$380,706	$475,724	$13,365

Portfolio turnover	16%	55%	51%	16%	51%	70%	42%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	33

Financial Highlights

	Series M Portfolio
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.44	$9.21	$8.66	$9.33	$9.73	$9.79	$9.83

Net investment income[1]	0.14	0.29	0.38	0.26	0.51	0.51	0.48
Net realized and unrealized gain (loss)	0.97	0.26	0.55	(0.52)	(0.39)	(0.05)	(0.05)

Net increase (decrease) from investment operations	1.11	0.55	0.93	(0.26)	0.12	0.46	0.43

Dividends and distributions from:
Net investment income	(0.14)	(0.32)	(0.38)	(0.26)	(0.52)	(0.52)	(0.47)
Net realized gain	–	–	–	(0.15)	–	–	–

Total dividends and distributions	(0.14)	(0.32)	(0.38)	(0.41)	(0.52)	(0.52)	(0.47)

Net asset value, end of period	$10.41	$9.44	$9.21	$8.66	$9.33	$9.73	$9.79

Total Investment Return[2]
Based on net asset value	11.84%[3]	5.91%	11.11%	(2.61)%[3]	1.12%	4.88%	4.54%

Ratios to Average Net Assets
Total expenses	0.13%[4]	0.12%	0.13%	0.17%[4]	0.12%	0.18%	2.05%

Total expenses after fees reimbursed	0.00%[4]	0.00%	0.00%	0.00%[4]	0.01%	0.00%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[4]	0.00%	0.00%	0.00%[4]	0.00%	0.00%	0.00%

Net investment income	2.81%[4]	3.04%	4.27%	6.14%[4]	5.29%	5.28%	4.86%

Supplemental Data
Net assets, end of period (000)	$329,169	$313,345	$360,903	$349,221	$414,290	$482,426	$8,501

Portfolio turnover	231%[5]	301%[6]	178%[7]	21%[8]	197%[9]	7%	23%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 16%.
[6]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 92%.
[7]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 83%.
[8]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 19%.
[9]	Includes TBA transactions; excluding these transactions the portfolio turnover would have been 33%.

See Notes to Financial Statements.

34	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Financial Highlights

	Series S Portfolio
	Six Months Ended September 30, 2011 (Unaudited)			Period October 1, 2008 to March 31, 2009

		Year Ended March 31,			Year Ended September 30,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.01	$10.14	$9.74	$9.75	$9.79	$9.84	$9.84

Net investment income[1]	0.14	0.29	0.37	0.14	0.42	0.52	0.43
Net realized and unrealized gain (loss)	(0.01)	0.08	0.46	0.09	(0.04)	(0.06)	–

Net increase from investment operations	0.13	0.37	0.83	0.23	0.38	0.46	0.43

Dividends and distributions from:
Net investment income	(0.16)	(0.31)	(0.38)	(0.14)	(0.42)	(0.51)	(0.43)
Net realized gain	–	(0.19)	(0.05)	(0.10)	–	–	–

Total dividends and distributions	(0.16)	(0.50)	(0.43)	(0.24)	(0.42)	(0.51)	(0.43)

Net asset value, end of period	$9.98	$10.01	$10.14	$9.74	$9.75	$9.79	$9.84

Total Investment Return[2]
Based on net asset value	1.25%[3]	3.73%	8.68%	2.44%[3]	3.98%	4.88%	4.51%

Ratios to Average Net Assets
Total expenses	0.21%[4]	0.18%	0.19%	0.31%[4]	0.33%	0.51%	1.28%

Total expenses after fees reimbursed	0.04%[4]	0.03%	0.01%	0.00%[4]	0.00%	0.00%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[4]	0.00%	0.00%	0.00%[4]	0.00%	0.00%	0.00%

Net investment income	2.76%[4]	2.93%	3.65%	2.79%[4]	4.27%	5.28%	4.49%

Supplemental Data
Net assets, end of period (000)	$158,559	$177,913	$142,984	$87,109	$59,843	$43,521	$29,947

Portfolio turnover	78%[5]	131%[6]	117%[7]	22%	71%[8]	53%	52%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 34%.
[6]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 105%.
[7]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 114%.
[8]	Includes TBA transactions; excluding these transactions the portfolio turnover would have been 69%.

See Notes to Financial Statements.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	35

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Bond Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. As of September 30, 2011, the Trust has 4 series, of which BlackRock Bond Allocation Target Shares Series C Portfolio (“Series C”), BlackRock Bond Allocation Target Shares Series M Portfolio (“Series M”) and BlackRock Bond Allocation Target Shares Series S Portfolio (“Series S”) (collectively the “Funds”) are included in these financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Shares of the Funds are offered to separate account clients of the investment advisor or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at NAV each business day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is

36	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)

backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Funds may not fully recoup their initial investments in IOs.

Capital Trusts: The Funds may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Forward Commitments and When-Issued Delayed Delivery Securities:

The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TBA Commitments: The Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Funds generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	37

Notes to Financial Statements (continued)

Treasury Roll Transactions: The Funds may enter into treasury roll transactions. In a treasury roll transaction, the Funds sell a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Funds receive cash from the sale of the treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Funds and the counterparty over the term of the borrowing. The Funds will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Funds. If the interest expense exceeds the income earned, the Funds’ net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Funds are required to repurchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Funds’ obligation to repurchase the securities.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., mortgage dollar rolls, TBA sale commitments, financial futures contracts, swaps and options written), or certain borrowings (e.g., reverse repurchase agreements and treasury roll transactions), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/ deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the two years ended September 30, 2008 and for each of the three periods ended March 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

38	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk or interest rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Funds bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as options written obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. The ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between a Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Options: Series C and Series S purchase and write call and put options to increase or decrease their exposure to underlying instruments (including interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	39

Notes to Financial Statements (continued)

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, a Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

Swaps: Series C and Series S enter into swap agreements, in which a Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by a Fund are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps – Series S enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Interest rate swaps – Series C and Series S enter into interest rate swaps to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

40	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of September 30, 2011
Asset Derivatives
	Statements of Assets and Liabilities Location	Series C	Series M	Series S
	Net unrealized appreciation/
	depreciation*; Unrealized
	appreciation on swaps;
Interest rate contracts	Investments at value**	$1,849,155	$1,684,507	–
	Unrealized appreciation on swaps;
Credit contracts	Swap premiums paid	11,609	–	$72,461

Total		$1,860,764	$1,684,507	$72,461

Liability Derivatives
	Statements of Assets and Liabilities Location	Series C	Series M	Series S
	Net unrealized appreciation/
	depreciation*; Unrealized
	depreciation on swaps; Options
Interest rate contracts	written at value	$4,418,584	$1,292,716	$168,387
	Unrealized depreciation on swaps;
	Swap premiums received; Options
Credit contracts	written at value	276,448	–	45,163

Total		$4,695,032	$1,292,716	$213,550

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.
**	Includes options purchased at value as reported in the Schedules of Investments.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended September 30, 2011
Net Realized Gain (Loss) From
	Series C	Series M	Series S
Interest rate contracts:
Financial futures contracts	$2,682,914	$8,049,811	$(355,888)
Swaps	(558,273)	–	(89,100)
Options**	(155,866)	–	–
Credit contracts:
Swaps	5,259	–	(16,355)

Total	$1,974,034	$8,049,811	$(461,343)

Net Change in Unrealized Appreciation/Depreciation on
	Series C	Series M	Series S
Interest rate contracts:
Financial futures contracts	$904,628	$247,212	$(323,773)
Swaps	(1,263,502)	–	23,103
Options**	(1,292,025)	–	–
Credit contracts:
Swaps	17,302	–	74,399
Options**	–	–	(20,145)

Total	$(1,633,597)	$247,212	$(246,416)

**	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	41

Notes to Financial Statements (continued)

For the six months ended September 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Series C	Series M	Series S
Financial futures contracts:
Average number of contracts purchased	204	2,135	573
Average number of contracts sold	196	613	168
Average notional value of contracts purchased	$33,790,274	$261,980,950	$123,620,547
Average notional value of contracts sold	$27,625,786	$79,270,461	$20,202,036
Options:
Average number of option contracts purchased	2	–	–
Average number of option contracts written	2	–	–
Average notional value of option contracts purchased	$63,495,000	–	–
Average notional value of option contracts written	$21,215,313	–	–
Average number of swaption contracts purchased	3	–	–
Average number of swaption contracts written	6	–	1
Average notional value of swaption contracts purchased	$20,300,000	–	–
Average notional value of swaption contracts written	$45,800,000	–	$2,000,000
Credit default swaps:
Average number of contracts – buy protection	5	–	2
Average number of contracts – sell protection	2	–	1
Average notional value – buy protection	$4,685,000	–	$2,525,000
Average notional value – sell protection	$1,550,000	–	$1,300,000
Interest rate swaps:
Average number of contracts – pays fixed rate	7	–	1
Average number of contracts – receives fixed rate	3	–	–
Average notional value – pays fixed rate	$27,250,000	–	$6,200,000
Average notional value – receives fixed rate	$3,400,000	–	–

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services.

The Manager benefits from the Trust being an investment option in a wrap program for which affiliates of the Manager receive fees. The Manager is contractually obligated to pay expenses it incurs in providing advisory services to the Trust and will pay or reimburse the Trust for all of its direct expenses, except extraordinary expenses and interest expense. The Manager receives no advisory fee from the Trust under the Investment Advisory Agreement.

As mentioned above, the Manager will reimburse the Trust for all such administration, custodian and transfer agent services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended September 30, 2011, were as follows:

	Purchases	Sales
Series C	$47,087,522	$52,425,029
Series M	$800,082,941	$842,994,238
Series S	$109,666,291	$140,376,074

Purchases and sales of US government securities for the six months ended September 30, 2011, were as follows:

	Purchases	Sales
Series C	$4,174,923	$602,417
Series M	$31,476,767	–
Series S	$51,316,560	$38,389,684

Purchases and sales of mortgage dollar rolls for the six months ended September 30, 2011, were as follows:

	Purchases	Sales
Series M	$774,573,816	$776,745,256
Series S	$90,547,781	$90,819,840

42	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)

Transactions in options written for the six months ended September 30, 2011, were as follows:

	Series C
	Calls			Puts
	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	–	$17,800	$633,694	205	$17,800	$729,007
Options written	5	5,100	189,478	5	5,100	228,447
Options expired	–	–	–	(167)	–	(77,366)
Options closed	–	–	–	(38)	–	(17,945)

Outstanding options, end of period	5	$22,900	$823,172	5	$22,900	$862,143

	Series S
	Calls
	Notional (000)	Premiums Received
Outstanding options, beginning of period	–	–
Options written	$2,000	$7,800

Outstanding options, end of period	$2,000	$7,800

5. Borrowings:

For the six months ended September 30, 2011, the Funds’ daily average amount of outstanding transactions considered as borrowings from reverse repurchase agreements and treasury roll transactions and the daily weighted average interest rate were approximately as follows:

	Average Borrowings	Daily Weighted Average Interest Rate
Series C	$7,291,662	0.22%
Series M	$4,065,842	0.00%
Series S	$29,816,108	0.36%

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. The Funds pay a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the six months ended September 30, 2011.

6. Capital Loss Carryforwards:

As of March 31, 2011, Series C and Series M had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expiring March 31,	Series C	Series M
2017	$4,652,867	–
2018	8,268,764	$12,583,025

Total	$12,921,631	$12,583,025

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

7. Concentration, Market and Credit Risk:

Series M and Series S invested a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	43

Notes to Financial Statements (concluded)

8. Capital Shares Transactions:

Transactions in capital shares were as follows:

	Six Months Ended September 30, 2011	Year Ended March 31, 2011

Series C
Shares sold	3,076,147	7,460,497
Shares issued in reinvestment of dividends	171	6,310

Total issued	3,076,318	7,466,807
Shares redeemed	(4,091,616)	(13,267,543)

Net decrease	(1,015,298)	(5,800,736)

Series M
Shares sold	2,875,779	8,414,576
Shares issued in reinvestment of dividends	106	4,119

Total issued	2,875,885	8,418,695
Shares redeemed	(4,456,943)	(14,393,255)

Net decrease	(1,581,058)	(5,974,560)

Series S
Shares sold	3,005,111	11,713,474
Shares issued in reinvestment of dividends and distributions	1,527	20,090

Total issued	3,006,638	11,733,564
Shares redeemed	(4,898,121)	(8,055,216)

Net increase (decrease)	(1,891,483)	3,678,348

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the Series C Portfolio, the Series M Portfolio and the Series S Portfolio (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Bond Allocation Target Shares (the “Trust”), met on April 12, 2011 and May 10-11, 2011 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager,” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/ trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 12, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (b) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (c) the impact of economies of scale; and (d) a summary of aggregate amounts paid by each Fund to BlackRock.

At an in-person meeting held on April 12, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 12, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 10-11, 2011 Board meeting.

At an in-person meeting held on May 10-11, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale;

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	45

Disclosure of Investment Advisory Agreement (continued)

(e) fall-out benefits to BlackRock as a result of its relationship with the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Funds are non-diversified investments that are available solely to wrap-account clients or other separately managed accounts to complement their existing BlackRock fixed-income portfolios. The Board reviewed the comparability of the Funds’ peers and noted that Lipper, Inc. does not have a universe of comparable funds.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to Be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating

46	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement (concluded)

margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to BlackRock or their managed account program sponsor. The Board also noted that BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses of each Fund, except extraordinary expenses and interest expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	47

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira Shapiro, Secretary

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Effective September 13, 2011, Richard S. Davis resigned as Trustee of the Trust and Paul L. Audet became Trustee of the Trust.

48	BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK BOND ALLOCATION TARGET SHARES	SEPTEMBER 30, 2011	49

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BATS-9/11-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: November 30, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: November 30, 2011